REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2012
Reverse Stock [Abstract]
Outstanding Common Stock Reverse Split [Text Block]
15 — REVERSE STOCK SPLIT

On March 5, 2013, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to effect a reverse split of the Corporation’s outstanding common stock, at an exchange ratio ranging between 2-to-1 and 50-to-1 at any time prior to the next annual meeting of stockholders. Effective March 24, 2013, holders of outstanding stock having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote thereon were present and voted acting by written consent to approve the Board’s authority to effect the reverse split. On March 24, 2013, we effected a 1-for-25 reverse stock split and on March 28, 2013 we effected a 1-for-1.4 reverse stock split. Upon the effectiveness of the first reverse stock split, every 25 shares of outstanding common stock decreased to one share of common stock. Similarly, the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable decreased on a 1-for-25 basis and the exercise price of each outstanding option and warrant to purchase common stock increased proportionately. Upon the effectiveness of the second reverse stock split, every 1.4 shares of outstanding common stock decreased to one share of common stock and the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable decreased on a 1-for-1.4 basis and the exercise price of each outstanding option and warrant to purchase common stock increased proportionately. The purpose of the second reverse split was to provide for a cumulative or aggregate reverse split of 1-for-35 taking into account both reverse stock splits. On March 26, 2013, our Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to decrease the par value $0.01 for common stock per share, to par value $0.00001 per share. All share and per share information has been retroactively adjusted to reflect the reverse stock split.